Related Party Disclosures - Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Purchases from	$ 59,596	$ 57,579	$ 186,146
Other transactions with	47,410	47,683	79,537
SMP
Disclosure of transactions between related parties [line items]
Purchases from	59,596	57,579	61,950
Other transactions with	44,808	47,065	51,251
AMTC
Disclosure of transactions between related parties [line items]
Purchases from	0	0	124,196
Other transactions with	0	0	27,527
Mubadala Technology
Disclosure of transactions between related parties [line items]
Other transactions with	2,602	618	496
BAC
Disclosure of transactions between related parties [line items]
Other transactions with	$ 0	$ 0	$ 263